Segment and geographic information - Assets by Segment (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Total assets	$ 3,019,238	$ 2,636,630
Operating segments
Segment Reporting Information [Line Items]
Total assets	2,953,261	2,563,245
Operating segments | Brazil
Segment Reporting Information [Line Items]
Total assets	1,304,759	1,161,940
Operating segments | NOLAD
Segment Reporting Information [Line Items]
Total assets	900,429	753,453
Operating segments | SLAD
Segment Reporting Information [Line Items]
Total assets	748,073	647,852
Corporate and others
Segment Reporting Information [Line Items]
Total assets	171,255	174,486
Purchase price allocation
Segment Reporting Information [Line Items]
Total assets	$ (105,278)	$ (101,101)